Note 10 - Goodwill (Detail) - Components of Goodwill (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2012	Dec. 30, 2011
Balance, December 31	$ 395,487	$ 379,857	$ 402,645	$ 395,487
Goodwill	432,228
Accumulated impairment loss	(29,583)
	402,645	395,487	402,645	395,487
Goodwill acquired during the period	4,896	20,027
Other items	(470)	(1,291)
Foreign exchange	2,732	(3,106)
Commercial Real Estate Services [Member]
Balance, December 31		152,818	155,308	150,715
Goodwill	184,891
Accumulated impairment loss	(29,583)
	155,308		155,308	150,715
Goodwill acquired during the period	2,667	279
Other items	(243)	(289)
Foreign exchange	2,169	(2,093)
Residential Property Management [Member]
Balance, December 31		140,892	161,251	158,942
Goodwill	161,251
	161,251		161,251	158,942
Goodwill acquired during the period	2,074	19,748
Other items	(227)	(787)
Foreign exchange	462	(911)
Property Services [Member]
Balance, December 31		86,147	86,086	85,830
Goodwill	86,086
	86,086		86,086	85,830
Goodwill acquired during the period	155
Other items		(215)
Foreign exchange	$ 101	$ (102)